Unrecognized contractual commitments (excluding Orange Bank) - Property lease commitments - Minimum future lease payments (Details) € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	€ 5,778
Operating lease, property [member]
Disclosure of finance lease and operating lease by lessee [line items]
Discounted value of future lease payments	5,186
Minimum lease payments payable under non-cancellable operating lease	5,649
Operating lease, property, technical activities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Discounted value of future lease payments	3,203
Minimum lease payments payable under non-cancellable operating lease	3,458
Operating lease, property, shops and office activities [member]
Disclosure of finance lease and operating lease by lessee [line items]
Discounted value of future lease payments	1,983
Minimum lease payments payable under non-cancellable operating lease	€ 2,191